Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EXOPACK HOLDING CORP
Entity Central Index Key	0001186362
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Sep. 30, 2011
Amendment Flag	false